Principal Accounting Policies (Dividends) (Details)	8 Months Ended	12 Months Ended
	Jul. 31, 2008 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jul. 07, 2008 USD ($)	Jul. 07, 2008 CNY	Dec. 31, 2007 CNY	Jun. 15, 2007
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Restricted net assets of company's PRC subsidiaries and VIEs not distributable in form of dividends to parent		1,100,000,000
Accumulated profit of subsidiaries in PRC distributable in form of dividends to parent		2,900,000,000	2,000,000,000	1,000,000,000
Proposed dividend payment ratio of net income to shareholders								30.00%
Accrued dividends payable							119,497,083
Dividend rate per ordinary share					$ 0.488	3.38
Translation gain arising from foreign exchange	7,230,249
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china		10.00%
Withholding tax rate for dividends distributed by foreign invested enterprise to satisfy certain requirements specified by Hong Kong tax authorities		5.00%